Share-based compensation - Summary of Activity of Stock Options (Details) - Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-average grant-date fair value
Additional paid-in capital	$ 409	$ 1,111	$ 844
2011 Equity Incentive Plan
Units
Units, beginning balance (in shares)	274,440	491,073	634,489
Units, expired (in shares)	(97,672)	(216,633)	(143,416)
Units, ending balance (in shares)	176,768	274,440	491,073
Units, exercisable (in shares)	176,768
Weighted-average strike price
Units, beginning balance (in dollars per share)	$ 10.62	$ 12.26	$ 14.28
Units, expired (in dollars per share)	14.31	14.35	21.20
Units, ending balance (in dollars per share)	8.58	10.62	12.26
Units, exercisable (in dollars per share)	8.58
Weighted-average grant-date fair value
Units, beginning balance (in dollars per share)	2.77	3.81	4.28
Units, expired (in dollars per share)	4.19	5.13	5.89
Units, ending balance (in dollars per share)	1.98	$ 2.77	$ 3.81
Units, exercisable (in dollars per share)	$ 1.98
Number of units outstanding	176,768
Weighted-average grant-date fair market value per unit (in dollars per share)	$ 1.98
Total grant-date fair value	$ 350
Weighted-average accumulated percentage of service	100.00%
Stock-based compensation recognized in Additional paid-in capital	$ 350